Employee Retirement Benefit (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Retirement Benefit
Contributions to employee retirement benefit plan	$ 32,105,160	$ 11,364,237	$ 5,280,299